Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Net income	$ 1,516	$ 861
Items that may be reclassified subsequently to profit or loss:
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax $3 and ($9)	(16)	16
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax ($9) and ($8)	23	64
Currency translation adjustments, net of tax $nil and $nil	9	95
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on post-employment benefit obligations, net of tax ($6) and ($4)	18	7
Net change on equity investments, net of tax $nil and $nil	4	6
Total other comprehensive income	38	188
Total comprehensive income	1,554	1,049
Attributable to:
Equity holders of Barrick Gold Corporation	1,476	843
Non-controlling interests	$ 78	$ 206